RELATED PARTY TRANSACTIONS - Purchase of Property and Equipment (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Transactions with related parties
Total	Rp 122	Rp 413
% of total property and equipment purchased	0.35%	1.36%
INTI
Transactions with related parties
Total	Rp 117	Rp 104
% of total property and equipment purchased	0.34%	0.34%
Others (each below Rp100 billion)
Transactions with related parties
Total	Rp 5	Rp 309
% of total property and equipment purchased	0.01%	1.02%